Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated September 29, 2017
to the
Prospectus dated June 28, 2017
for Snow Capital Opportunity Fund (the “Opportunity Fund”) and
Snow Capital Small Cap Value Fund (the “Small Cap Value Fund”) (together, the “Funds”), each a series of Trust for Professional Managers

On August 18, 2017, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Snow Capital Management L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee by 0.20%, effective October 1, 2017.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit by 0.20%, effective October 1, 2017.

The following disclosures in the Prospectus are hereby revised to reflect the management fee and operating expense limit reductions:

Page 1 – “Summary Section - Snow Capital Small Cap Value Fund – Fees and Expenses of the Fund”

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class” on page 33 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 58 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%(1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses
Interest Expense	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.64%	0.57%	0.64%
Total Annual Fund Operating Expenses	1.85%	2.53%	1.60%
Less: Fee Waiver/Expense Reimbursement(2)	-0.34%	-0.27%	-0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2) (3)	1.51%	2.26%	1.26%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Snow Capital Management L.P. (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, acquired fund fees and expenses, dividends or interest expenses or short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, (collectively, “Excluded Expenses”)) for the Fund does not exceed 1.25% of the Fund’s average net assets, through at least June 28, 2018, and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 1.25%.  The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.

(3)	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement includes interest expense of 0.01% for Class A, Class C and Institutional Class shares, which is an Excluded Expense.

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2018.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$671	$1,045	$1,443	$2,554
Class C	$229	$762	$1,321	$2,845
Institutional Class	$128	$472	$839	$1,871

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$329	$762	$1,321	$2,845

Page 6 – “Summary Section - Snow Capital Opportunity Fund – Fees and Expenses of the Fund”

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%(1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses
Dividends and Interest Expense on Short Positions	0.04%	0.04%	0.04%
Remainder of Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$658	$939	$1,241	$2,095
Class C	$216	$667	$1,144	$2,462
Institutional Class	$115	$359	$622	$1,375

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$316	$667	$1,144	$2,462

Page 30 – “Management of the Funds - The Adviser”

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser, Snow Capital Management L.P., 2000 Georgetowne Drive, Suite 200, Sewickley, PA 15143, under which the Adviser manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees.  The Adviser was founded in 1980 as R.A.S. Capital Mangagement (“R.A.S.”), focusing on private wealth management.  As of March 31, 2017, the Adviser managed approximately $4.2 billion in assets.

For the fiscal year ended February 28, 2017, the Adviser received management fees of 0.82% (net of fee waivers) of the Small Cap Value Fund’s average daily net assets and 1.00% of the Opportunity Fund’s average daily net assets, 0.00% (net of fee waivers) of the Focused Value Fund’s average daily net assets and 0.00% (net of fee waivers) of the Dividend Plus Fund’s average daily net assets.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and each of the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses to ensure that each Fund’s operating expenses (excluding any Excluded Expenses) does not exceed an annual rate of 1.25% of the Small Cap Value Fund’s average daily net assets, 1.30% of the Opportunity Fund’s average daily net assets, 0.95% of the Focused Value Fund’s average daily net assets and 0.95% of the Dividend Plus Fund’s average daily net assets. To the extent a Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed Fund limits.  Any waiver of advisory fees or payment of expenses made by the Adviser may be reimbursed by a Fund in subsequent years if the Adviser so requests.  The Adviser may request recoupment of previously waived fees and paid expenses from each of the Funds for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement will be reviewed by the Board of Trustees.  Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  This operating expense limitation agreement is in effect through at least June 28, 2018 for the Small Cap Value Fund and the Opportunity Fund, and October 28, 2019 for the Focused Value Fund and the Dividend Plus Fund, and may be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement with the Adviser is included in the Funds’ semi-annual report to shareholders for the six-month period ended August 31, 2016 for the Small Cap Value Fund and the Opportunity Fund, and in the annual report to shareholders for the fiscal year ended February 28, 2017 for the Focused Value Fund and the Dividend Plus Fund.

The Funds, each as a series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust that has commenced operations.

The following disclosures in the Prospectus are hereby revised to reflect that the Adviser has added the Russell 3000® Value Index as an additional benchmark index for the Opportunity Fund:

Page 9 – “Performance”

Performance.  The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and the returns of a Russell peer group (a group of mutual funds with characteristics similar to those of the Fund).  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.snowfunds.com or by calling the Fund toll-free at 877-SNOWFND (877-766-9363).

Page 9 – “Performance” - Average Annual Total Returns table

Average Annual Total Returns
	For the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year	Since Inception (April 28, 2006)
Institutional Class Shares
Return Before Taxes	20.26%	11.24%	4.72%	4.98%
Return After Taxes on Distributions	20.16%	10.23%	4.07%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	11.55%	8.84%	3.66%	3.90%
Class A Shares
Return Before Taxes	13.72%	9.78%	3.90%	4.19%
Class C Shares
Return Before Taxes	18.07%	10.16%	3.70%	3.97%
S&P 500® Index	11.96%	14.66%	6.95%	7.41%
(reflects no deduction for fees, expenses or taxes)
Russell 3000® Value Index	15.37%	12.03%	3.11%	3.86%
(reflects no deduction for fees, expenses or taxes)

Please retain this supplement with your Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated September 29, 2017
to the
Statement of Additional Information (“SAI”) dated June 28, 2017 for Snow Capital Opportunity Fund (the “Opportunity Fund”) and
Snow Capital Small Cap Value Fund (the “Small Cap Value Fund”) (together, the “Funds”), each a series of Trust for Professional Managers

On August 18, 2017, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Snow Capital Management L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee by 0.20%, effective October 1, 2017.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit by 0.20%, effective October 1, 2017.

The following disclosures in the SAI are hereby revised to reflect the management fee and operating expense limit reductions:

Page 39 – “Management of the Funds - Investment Adviser” (first three paragraphs only)

As stated in the Prospectus, investment advisory services are provided to the Funds by the Adviser, Snow Capital Management L.P., pursuant to an investment advisory agreement (the “Advisory Agreement”).  As of the date of this SAI, Mr. Richard Snow, Snow Capital Management Holdings, L.P. and Snow Capital Management, Inc. are control persons of the Adviser by virtue of their combined 53% ownership interest in the voting stock of the Adviser.

The Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of a Fund; and (ii) the vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser when authorized either by: (i) a majority vote of the outstanding voting securities of a Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly, based on a rate of the Fund’s average daily net assets as specified in the table below.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it by a Fund on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive fees and/or reimburse Fund expenses.

Fund	Management Fee (as a percentage of average daily net assets)
Small Cap Value Fund	0.95%
Opportunity Fund	0.80%
Focused Value Fund	0.70%
Dividend Plus Fund	0.70%

Page 41 – “Management of the Funds - Investment Adviser – Fund Expenses”

Fund Expenses.  Each Fund is responsible for its own operating expenses.  The Adviser has agreed to waive its management fees payable to it by each Fund and/or to reimburse Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Funds), interest, brokerage commissions, acquired fund fees and expenses, dividends or interest expenses or short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the limit set forth in the Prospectus.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Please retain this supplement with your SAI

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